Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 4,371
2026	2,595
2027	1,368
2028	529
2029	298
Thereafter	702
Total lease payments	9,863
Less: imputed interest	(926)
Total	$ 8,937